Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	$ 2,260.5	$ 2,030.4	$ 4,909.0	$ 3,470.8	$ 3,544.8
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold: Purchases	(5,319.7)	(5,893.4)	(10,704.4)	(18,288.2)	(15,068.4)
Fixed maturities available-for-sale and equity securities with intent to hold: Sales	1,537.7	2,850.3	4,871.3	12,685.1	1,701.7
Fixed maturities available-for-sale and equity securities with intent to hold: Maturities	2,814.2	2,471.5	4,957.2	6,566.9	10,475.1
Mortgage loans acquired or originated	(1,014.5)	(917.5)	(1,998.7)	(3,633.2)	(5,016.8)
Mortgage loans sold or repaid	789.6	893.6	2,011.4	2,513.2	2,626.6
Real estate acquired	(70.9)	(95.2)	(187.5)	(245.2)	(281.4)
Real estate sold	104.0		130.8	373.9	133.7
Net purchases of property and equipment	(22.6)	(19.3)	(41.1)	(68.4)	(91.9)
Net change in other investments	(574.9)	(100.2)	(781.8)	(218.1)	(149.4)
Net cash used in investing activities	(1,757.1)	(810.2)	(1,742.8)	(314.0)	(5,670.8)
Financing activities
Payments for financing element derivatives	(21.2)	(20.4)	(42.1)	(50.6)	(39.9)
Purchase of subsidiary shares from noncontrolling interest				(6.7)	(16.6)
Dividends paid to parent	(540.0)	(325.0)	(1,200.0)	(1,425.0)	(1,250.0)
Capital distributions to parent	(34.3)	(38.4)	(39.0)	(30.3)	(16.3)
Issuance of long-term debt				15.4
Principal repayments of long-term debt		(1.2)	(64.0)	(2.1)	(1.8)
Investment contract deposits	5,323.4	4,577.1	8,152.2	6,881.3	8,868.3
Investment contract withdrawals	(5,421.1)	(5,139.4)	(9,326.3)	(7,524.6)	(8,760.5)
Net increase (decrease) in banking operation deposits	435.5	(432.4)	(338.6)	1,086.3	2,922.9
Other	0.4	(0.1)	0.3	0.2
Net cash used in financing activities	(257.3)	(1,379.8)	(2,857.5)	(1,056.1)	1,706.1
Net increase (decrease) in cash and cash equivalents	246.1	(159.6)	308.7	2,100.7	(419.9)
Cash and cash equivalents at beginning of period	3,638.0	3,329.3	3,329.3	1,228.6	1,648.5
Cash and cash equivalents at end of period	3,884.1	3,169.7	3,638.0	3,329.3	1,228.6
Supplemental information:
Cash paid for interest			1.3	2.6	2.2
Cash paid for income taxes			63.4	43.5	46.3
Asset changes resulting from deconsolidation of residential whole loan securitizations:
Decrease in mortgage loans		(294.5)	(389.7)	(220.7)
Increase in fixed maturities, available-for-sale		227.4	286.2	167.6
Increase in fixed maturities, trading		$ 8.4	$ 10.8
Assets transferred in kind for settlement to reinsurer				$ (428.5)
Assets received in kind for pension risk transfer transactions	$ 405.0				109.5
Changes from re-designation of other postretirement employee benefits ("OPEB") plan assets to cover non-retiree benefits:
Increases in equity securities re-designated from funded status of OPEB plan					548.1
Increases in other investments re-designated from funded status of OPEB plan					117.5
Decrease in tax receivable re-designated from funded status of OPEB plan					(9.1)
Decrease in accumulated other comprehensive income ("AOCI") due to reclassifying excess assets out of funded status of OPEB plan					9.1
Decrease in other assets due to reclassifying excess assets out of funded status of OPEB plan					$ (665.6)